Intangible Assets Including Goodwill (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes in Goodwill Balances
Beginning Balance	$ 25,136	$ 20,190
Goodwill Additions	1,291	4,754
Purchase Price Adjustments	2	(54)
Divestitures	(13)
Foreign Currency Translation and Other Adjustments	(203)	245
Ending Balance	26,213	25,136
Global Business Services
Changes in Goodwill Balances
Beginning Balance	4,329	4,042
Goodwill Additions	14	252
Purchase Price Adjustments	0	0
Divestitures	(10)
Foreign Currency Translation and Other Adjustments	(20)	35
Ending Balance	4,313	4,329
Global Technology Services
Changes in Goodwill Balances
Beginning Balance	2,704	2,777
Goodwill Additions		32
Purchase Price Adjustments	(1)	(1)
Divestitures	(2)
Foreign Currency Translation and Other Adjustments	(55)	(104)
Ending Balance	2,646	2,704
Software.
Changes in Goodwill Balances
Beginning Balance	16,963	12,605
Goodwill Additions	1,277	4,095
Purchase Price Adjustments	10	(52)
Divestitures	(2)
Foreign Currency Translation and Other Adjustments	(127)	315
Ending Balance	18,121	16,963
Systems and Technology
Changes in Goodwill Balances
Beginning Balance	1,139	766
Goodwill Additions		375
Purchase Price Adjustments	(6)	(1)
Foreign Currency Translation and Other Adjustments	0	(1)
Ending Balance	$ 1,133	$ 1,139